Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 3,955,836	$ 3,778,480
Credit card receivables	29,585	25,464
Total	$ 3,985,421	$ 3,803,944	$ 2,605,013	$ 2,489,672